Restatement - Summary of Financial Restatements (Details) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended			42 Months Ended	48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013
Additional paid-in capital	$ 21,993,015		$ 21,993,015			$ 19,434,141	$ 11,005,391	$ 2,000,000	$ 19,434,141	$ 21,993,015
Derivative liabilities
Deficit accumulated during the development stage	(24,443,059)		(24,443,059)			(22,018,029)	(10,609,780)		(22,018,029)	(24,443,059)
Change in fair value of derivative liabilities
Net loss	(1,372,320)	(3,428,918)	(2,425,030)	(5,145,711)	(641,604)	(11,408,249)	(5,032,592)	(4,935,584)	(22,018,029)	(24,443,059)
Reclassification of derivative liability to equity
Reclassification of derivative liability related to exercise of warrant
As Previously Reported [Member]
Additional paid-in capital						19,394,141	10,685,391		19,394,141
Derivative liabilities							280,000
Deficit accumulated during the development stage						(21,978,029)	(10,569,780)		(21,978,029)
Change in fair value of derivative liabilities		10,000		40,000			40,000		(40,000)
Net loss		(3,418,318)		(5,105,711)			(4,992,592)		(21,978,029)
Reclassification of derivative liability to equity						280,000			280,000
Reclassification of derivative liability related to exercise of warrant							16,980,000		1,680,000
Adjustments [Member]
Additional paid-in capital						40,000	320,000	2,000,000	40,000
Derivative liabilities							(280,000)
Deficit accumulated during the development stage						(40,000)	(40,000)		(40,000)
Change in fair value of derivative liabilities		(10,000)		(40,000)			(40,000)		40,000
Net loss		(10,000)		(40,000)			(40,000)		(40,000)
Reclassification of derivative liability to equity						(280,000)			(280,000)
Reclassification of derivative liability related to exercise of warrant							$ (1,680,000)		$ (1,680,000)